CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable, Current	$ 8,580	$ 7,872
Convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	100,000	100,000
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000
Common stock, shares issued	197,242	196,919
Common stock, shares outstanding	103,062	102,739
Treasury stock, shares	94,180	94,180